Subsequent Events (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jan. 09, 2023	Jul. 27, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of American Depositary Shares for purchase and sale	1,550,000
Price per American Depositary Shares	$ 1
Pre funded warrants to purchase American Depositary Shares	4,950,000
Pre funded warrants to purchase American Depositary Shares Price per shares	$ 0.9999
Exercise price of pre funded warrants per American Depositary Shares	$ 0.0001
Warrants to purchase number of American Depositary Shares	6,500,000
Gross proceeds from American Depositary Shares	$ 6.5
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Number of American Depositary Shares for purchase and sale		1,095,000
American Depositary Shares consist of number of ordinary shares		10
Price per American Depositary Shares		$ 1
Pre funded warrants to purchase American Depositary Shares		4,905,000
Pre funded warrants to purchase American Depositary Shares Price per shares		$ 0.999
Exercise price of pre funded warrants per American Depositary Shares		$ 0.001
Gross proceeds from American Depositary Shares		$ 6.0
Net proceeds from American Depositary Shares		$ 5.5
Subsequent event | Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Warrants to purchase number of American Depositary Shares		6,000,000
Term of American Depositary Shares		three and one-half
Exercise price of warrants per American Depositary Shares new		$ 1.1